Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000131723 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000131723 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.42%
C000131723 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.73%
C000131723 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.44%
C000131723 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.19%
C000131723 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000131723 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000131723 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000131723 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000131723 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.93%
C000131723 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000131724 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000131724 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.42%
C000131724 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.73%
C000131724 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.44%
C000131724 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.19%
C000131724 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000131724 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000131724 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000131724 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000131724 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.93%
C000131724 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000193661 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000193661 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.42%
C000193661 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.73%
C000193661 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.44%
C000193661 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.19%
C000193661 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000193661 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000193661 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000193661 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000193661 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.93%
C000193661 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000115413 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000115413 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.42%
C000115413 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.73%
C000115413 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.44%
C000115413 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.19%
C000115413 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000115413 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000115413 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000115413 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000115413 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.93%
C000115413 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000167694 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000167694 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.42%
C000167694 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.73%
C000167694 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.44%
C000167694 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.19%
C000167694 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000167694 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000167694 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000167694 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000167694 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.93%
C000167694 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000167696 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000167696 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.42%
C000167696 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.73%
C000167696 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.44%
C000167696 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.19%
C000167696 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000167696 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000167696 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000167696 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000167696 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.93%
C000167696 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000176331 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000176331 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.42%
C000176331 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.73%
C000176331 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.44%
C000176331 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.19%
C000176331 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000176331 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000176331 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000176331 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000176331 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.93%
C000176331 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000085837 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.51%)
C000085837 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.16%
C000085837 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000085837 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000085837 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000085837 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000085837 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000085837 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000085837 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000085837 | Government
Holdings [Line Items]
Percent of Net Asset Value	47.82%
C000085837 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	26.06%
C000085837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000085837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085837 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085837 | General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000085837 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000085837 | Insured
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000085837 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000085837 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.52%
C000085837 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	27.37%
C000085837 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000082026 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.51%)
C000082026 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.16%
C000082026 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000082026 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000082026 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000082026 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000082026 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000082026 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000082026 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082026 | Government
Holdings [Line Items]
Percent of Net Asset Value	47.82%
C000082026 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	26.06%
C000082026 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000082026 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000082026 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000082026 | General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000082026 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000082026 | Insured
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000082026 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082026 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.52%
C000082026 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	27.37%
C000082026 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000082029 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.51%)
C000082029 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.16%
C000082029 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000082029 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000082029 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000082029 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000082029 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000082029 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000082029 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082029 | Government
Holdings [Line Items]
Percent of Net Asset Value	47.82%
C000082029 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	26.06%
C000082029 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000082029 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000082029 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000082029 | General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000082029 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000082029 | Insured
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000082029 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082029 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.52%
C000082029 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	27.37%
C000082029 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000082031 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.51%)
C000082031 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.16%
C000082031 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000082031 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000082031 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000082031 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000082031 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000082031 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000082031 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082031 | Government
Holdings [Line Items]
Percent of Net Asset Value	47.82%
C000082031 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	26.06%
C000082031 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000082031 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000082031 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000082031 | General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000082031 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000082031 | Insured
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000082031 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082031 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.52%
C000082031 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	27.37%
C000082031 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000129138 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.41%)
C000129138 | Financial
Holdings [Line Items]
Percent of Net Asset Value	86.85%
C000129138 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000129138 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000129138 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000129138 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000129138 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000129138 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000129138 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000129138 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000129138 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.46%
C000129138 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000085834 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.12%)
C000085834 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.45%
C000085834 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000085834 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000085834 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000085834 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000085834 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000085834 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000085834 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085834 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.51%
C000085834 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000085834 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.81%
C000085834 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000085834 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.58%
C000085834 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000085834 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000085834 | Purchased Interest Rate Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085834 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085834 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	62.03%
C000085834 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	13.64%
C000085834 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	22.67%
C000085834 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085834 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000085834 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000085834 | Purchased Interest Rate Swaptions_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085834 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085836 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.12%)
C000085836 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.45%
C000085836 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000085836 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000085836 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000085836 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000085836 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000085836 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000085836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085836 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.51%
C000085836 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000085836 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.81%
C000085836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000085836 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.58%
C000085836 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000085836 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000085836 | Purchased Interest Rate Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085836 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085836 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	62.03%
C000085836 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	13.64%
C000085836 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	22.67%
C000085836 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085836 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000085836 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000085836 | Purchased Interest Rate Swaptions_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085836 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167692 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.12%)
C000167692 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.45%
C000167692 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000167692 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000167692 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000167692 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000167692 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000167692 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000167692 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000167692 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.51%
C000167692 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000167692 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.81%
C000167692 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000167692 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.58%
C000167692 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000167692 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000167692 | Purchased Interest Rate Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167692 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167692 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	62.03%
C000167692 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	13.64%
C000167692 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	22.67%
C000167692 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000167692 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000167692 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000167692 | Purchased Interest Rate Swaptions_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167692 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150253 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.12%)
C000150253 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.45%
C000150253 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000150253 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000150253 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000150253 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000150253 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000150253 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000150253 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150253 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.51%
C000150253 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000150253 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.81%
C000150253 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000150253 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.58%
C000150253 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000150253 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000150253 | Purchased Interest Rate Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150253 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150253 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	62.03%
C000150253 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	13.64%
C000150253 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	22.67%
C000150253 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150253 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000150253 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000150253 | Purchased Interest Rate Swaptions_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150253 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000208088 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000208088 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000208088 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000208088 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000208088 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.61%
C000208088 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.84%
C000208088 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000208088 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000208088 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000208088 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000208088 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000208088 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.07%
C000208088 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000156764 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000156764 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000156764 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000156764 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000156764 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.61%
C000156764 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.84%
C000156764 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000156764 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000156764 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000156764 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000156764 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156764 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.07%
C000156764 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000176334 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000176334 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000176334 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000176334 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000176334 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.61%
C000176334 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.84%
C000176334 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000176334 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000176334 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000176334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000176334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176334 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.07%
C000176334 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000104712 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000104712 | United States
Holdings [Line Items]
Percent of Net Asset Value	43.66%
C000104712 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000104712 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000104712 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000104712 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000104712 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000104712 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000104712 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000104712 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000104712 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000104712 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000104712 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000104712 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000104712 | Poland
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000104712 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000104712 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000104712 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000104712 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000104712 | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000104712 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000104712 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	35.27%
C000104712 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	22.81%
C000104712 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000104712 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000104712 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104712 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000104712 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000104712 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000104714 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000104714 | United States
Holdings [Line Items]
Percent of Net Asset Value	43.66%
C000104714 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000104714 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000104714 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000104714 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000104714 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000104714 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000104714 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000104714 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000104714 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000104714 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000104714 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000104714 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000104714 | Poland
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000104714 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000104714 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000104714 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000104714 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000104714 | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000104714 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000104714 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	35.27%
C000104714 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	22.81%
C000104714 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000104714 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000104714 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104714 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000104714 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000104714 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000190071 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000190071 | United States
Holdings [Line Items]
Percent of Net Asset Value	43.66%
C000190071 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000190071 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000190071 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000190071 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000190071 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000190071 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000190071 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000190071 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000190071 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000190071 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000190071 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000190071 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000190071 | Poland
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000190071 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000190071 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000190071 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000190071 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000190071 | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000190071 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000190071 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	35.27%
C000190071 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	22.81%
C000190071 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000190071 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000190071 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000190071 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000190071 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000190071 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000237990 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000237990 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.72%
C000237990 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000237990 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000237990 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000237990 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000237990 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000237990 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000237990 | China
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000237990 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000237990 | France
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000237990 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000237990 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000237990 | India
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237990 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.28%
C000237990 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000082035 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000082035 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000082035 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000082035 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.08%
C000082035 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000082035 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000082035 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000082035 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000082035 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000082035 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000082035 | France
Holdings [Line Items]
Percent of Net Asset Value	10.82%
C000082035 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000082035 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000082035 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000082035 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.33%
C000082035 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000082035 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000082035 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000082035 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000082035 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000082035 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000082035 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.25%
C000082035 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000082035 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000082032 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000082032 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000082032 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000082032 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.08%
C000082032 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000082032 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000082032 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000082032 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000082032 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000082032 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000082032 | France
Holdings [Line Items]
Percent of Net Asset Value	10.82%
C000082032 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000082032 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000082032 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000082032 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.33%
C000082032 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000082032 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000082032 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000082032 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000082032 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000082032 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000082032 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.25%
C000082032 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000082032 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000082034 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000082034 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000082034 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000082034 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.08%
C000082034 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000082034 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000082034 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000082034 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000082034 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000082034 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000082034 | France
Holdings [Line Items]
Percent of Net Asset Value	10.82%
C000082034 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000082034 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000082034 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000082034 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.33%
C000082034 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000082034 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000082034 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000082034 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000082034 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000082034 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000082034 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.25%
C000082034 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000082034 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000176329 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000176329 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000176329 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000176329 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.08%
C000176329 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000176329 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000176329 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000176329 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000176329 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000176329 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000176329 | France
Holdings [Line Items]
Percent of Net Asset Value	10.82%
C000176329 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000176329 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000176329 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000176329 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.33%
C000176329 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000176329 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000176329 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000176329 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000176329 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000176329 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000176329 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.25%
C000176329 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000176329 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000150254 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.34%)
C000150254 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.89%
C000150254 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000150254 | Japan
Holdings [Line Items]
Percent of Net Asset Value	31.55%
C000150254 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000150254 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000150254 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.65%
C000150254 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000150254 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000150254 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000150254 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000150254 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000150254 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000150254 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000150254 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000150254 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000150254 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000150254 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150254 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000150254 | Macao
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000150254 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.29%
C000150254 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000176332 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.34%)
C000176332 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.89%
C000176332 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000176332 | Japan
Holdings [Line Items]
Percent of Net Asset Value	31.55%
C000176332 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000176332 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000176332 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.65%
C000176332 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000176332 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000176332 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176332 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000176332 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000176332 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000176332 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000176332 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000176332 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000176332 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000176332 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000176332 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000176332 | Macao
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000176332 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.29%
C000176332 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000115414 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(9.77%)
C000115414 | California
Holdings [Line Items]
Percent of Net Asset Value	23.44%
C000115414 | New York
Holdings [Line Items]
Percent of Net Asset Value	14.22%
C000115414 | Florida
Holdings [Line Items]
Percent of Net Asset Value	11.77%
C000115414 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000115414 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000115414 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000115414 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000115414 | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000115414 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000115414 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000115414 | Arkansas
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000115414 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000115414 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000115414 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000115414 | Utah
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000115414 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000115414 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000115414 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000115414 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000115414 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000115414 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000115414 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000115414 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	109.38%
C000153266 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(9.77%)
C000153266 | California
Holdings [Line Items]
Percent of Net Asset Value	23.44%
C000153266 | New York
Holdings [Line Items]
Percent of Net Asset Value	14.22%
C000153266 | Florida
Holdings [Line Items]
Percent of Net Asset Value	11.77%
C000153266 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000153266 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000153266 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000153266 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000153266 | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000153266 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000153266 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000153266 | Arkansas
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000153266 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000153266 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000153266 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000153266 | Utah
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000153266 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000153266 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000153266 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000153266 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000153266 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000153266 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000153266 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000153266 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	109.38%
C000101659 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000101659 | Financial
Holdings [Line Items]
Percent of Net Asset Value	34.62%
C000101659 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000101659 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000101659 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000101659 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.04%
C000101659 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.11%
C000101659 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000101659 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000101659 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000101659 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000101659 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.56%
C000101659 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000115416 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000115416 | Financial
Holdings [Line Items]
Percent of Net Asset Value	34.62%
C000115416 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000115416 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000115416 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000115416 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.04%
C000115416 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.11%
C000115416 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000115416 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000115416 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000115416 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000115416 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.56%
C000115416 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000101661 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000101661 | Financial
Holdings [Line Items]
Percent of Net Asset Value	34.62%
C000101661 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000101661 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000101661 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000101661 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.04%
C000101661 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.11%
C000101661 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000101661 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000101661 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000101661 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000101661 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.56%
C000101661 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000176330 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000176330 | Financial
Holdings [Line Items]
Percent of Net Asset Value	34.62%
C000176330 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000176330 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000176330 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000176330 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.04%
C000176330 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.11%
C000176330 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000176330 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000176330 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000176330 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000176330 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.56%
C000176330 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000019597 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.84%)
C000019597 | Financial
Holdings [Line Items]
Percent of Net Asset Value	85.74%
C000019597 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000019597 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019597 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000019597 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019597 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000019597 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000019597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019597 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000019597 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000019597 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.94%
C000019597 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000019597 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000038790 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.84%)
C000038790 | Financial
Holdings [Line Items]
Percent of Net Asset Value	85.74%
C000038790 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000038790 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000038790 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000038790 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000038790 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000038790 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000038790 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000038790 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000038790 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000038790 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.94%
C000038790 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000038790 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019596 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.84%)
C000019596 | Financial
Holdings [Line Items]
Percent of Net Asset Value	85.74%
C000019596 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000019596 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019596 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000019596 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019596 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000019596 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000019596 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019596 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000019596 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000019596 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.94%
C000019596 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000019596 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019595 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.84%)
C000019595 | Financial
Holdings [Line Items]
Percent of Net Asset Value	85.74%
C000019595 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000019595 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019595 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000019595 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019595 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000019595 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000019595 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019595 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000019595 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000019595 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.94%
C000019595 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000019595 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019591 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.84%)
C000019591 | Financial
Holdings [Line Items]
Percent of Net Asset Value	85.74%
C000019591 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000019591 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019591 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000019591 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019591 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000019591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000019591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019591 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000019591 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000019591 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.94%
C000019591 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000019591 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019592 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.84%)
C000019592 | Financial
Holdings [Line Items]
Percent of Net Asset Value	85.74%
C000019592 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000019592 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019592 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000019592 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019592 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000019592 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000019592 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019592 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000019592 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000019592 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.94%
C000019592 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000019592 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000176328 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.84%)
C000176328 | Financial
Holdings [Line Items]
Percent of Net Asset Value	85.74%
C000176328 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000176328 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000176328 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000176328 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000176328 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000176328 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000176328 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176328 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000176328 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000176328 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.94%
C000176328 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000176328 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%